Business Combinations and Disposals	12 Months Ended
Dec. 31, 2025
Business Combinations and Disposals [Abstract]
Business Combinations and Disposals	Business Combinations and Disposals
4.1 Business Combinations
The Company completed certain business acquisitions during 2024 and 2023. The results and cash flows of the acquired operations have been included in the consolidated financial statements since the date on which the Company obtained control of the business, as disclosed below. Therefore, the consolidated income statement, the consolidated statements of financial position and the consolidated statements of cash flows in the year of such acquisitions are not comparable with previous periods. The consolidated statements of cash flows show the cash outflow for the acquired operations, net of the cash acquired related to those acquisitions.
Acquisitions completed in the periods presented and disclosed below are presented according to their relative importance to the consolidated financial statements, not necessarily following a chronological order.
4.1.1 Proximity Americas Division
In September 2024, the Company (through Proximity Americas Division) completed the acquisition of 100% of the retail operation of Delek US Holdings, Inc. (herein “Delek”), a chain of convenience stores located in the United States, for Ps. 7,683 in all-cash consideration, looking to develop the convenience market in that country. The acquisition costs amounted to Ps. 61.
The final allocation of the purchase price to the fair value of the net assets acquired is as follows:

	2024
Other current assets, including cash acquired of Ps. 166	Ps.	191
Inventories		762
Property, plant and equipment		3,770
Right-of-use assets		555
Other intangible assets		1,216
Total assets		6,494
Total liabilities		(910)
Net assets acquired		5,584
Goodwill arising on acquisition		2,099
Total consideration transferred		7,683
Cash acquired		(166)
Net cash paid	Ps.	7,517

(1) In 2024 the PPA was pending finalization, as the allocation of the value in the assets was still in process. As a result of the purchase price allocation which was finalized in 2025, additional fair value adjustments were recognized in 2025 as follows: an increase in the fair value of property, plant and equipment of Ps. 637 and a decrease in goodwill by the same amount. In addition, as a result of the fair value adjustments, the accumulated depreciation was adjusted Ps. 37.
The Company expects to recover the amounts allocated as goodwill through synergies, building on FEMSA’s capabilities by leveraging its expertise in the organization and management of convenience stores. Additionally, this goodwill is deductible for US tax purposes over a period of 15 years.
The income statement information of this acquisition for the period from the acquisition date through December 31, 2024 is as follows:

Income Statement	2024
Total revenues	Ps.	3,672
Loss before income taxes		(5)
Net loss	Ps.	(5)
4.2 Other acquisitions
4.2.1 Spin
In March 2023, the Company (through Spin) completed the acquisition of 100% of NetPay S.A.P.I. de C.V. (herein “NetPay”), a small business focused on processing electronic transactions for small and medium-sized businesses, for Ps. 4,422 in all-cash consideration.
The final allocation of the purchase price to the fair value of the net assets acquired is as follows:

	2023
Total current assets, including cash acquired of Ps. 39	Ps.	271
Customer relationships		188
Trademark rights		26
Technology cost		145
Total non-current assets		97
Total assets		727
Total liabilities		(223)
Net assets acquired		504
Goodwill arising on acquisition		3,918
Total consideration transferred		4,422
Earn out		(596)
Cash acquired		(39)
Net cash paid	Ps.	3,787
The Company expects to recover the amounts allocated as goodwill through synergies, building on FEMSA’s capabilities by leveraging its expertise in the organization and management in digital business.
The income statement information of this acquisition for the period from the acquisition date through December 31, 2023 is as follows:

Income Statement	2023
Total revenues	Ps.	1,527
Income before income taxes		2
Net loss	Ps.	(11)
Unaudited Pro Forma Financial Data
The following unaudited consolidated pro forma financial data represent the Company’s historical financial information, adjusted to give effect to (i) the acquisition of Delek as if this acquisition had occurred on January 1, 2024; and (ii) certain accounting adjustments mainly related to the pro forma depreciation of fixed assets and amortization of definite life intangibles of the acquired companies.
Unaudited consolidated pro forma financial data for the acquisitions is as follows:

	For the year ended
	December 31, 2024
Total revenues	Ps.	796,086
Income before income taxes and share of the profit of equity method accounted investees		67,776
Net income		41,465
Basic net controlling interest income per share Series “B”	Ps.	1.39
Basic net controlling interest income per share Series “D”		1.74
The following unaudited consolidated pro forma financial data represent the Company’s historical financial information, adjusted to give effect to (i) the acquisition of NetPay as if this acquisition had occurred on January 1, 2023; and (ii) certain accounting adjustments mainly related to the pro forma depreciation of fixed assets and amortization of definite life intangibles of the acquired companies.
Unaudited consolidated pro forma financial data for the acquisitions is as follows:

	For the year ended
	December 31, 2023
Total revenues	Ps.	710,327
Income before income taxes and share of the profit of equity method accounted investees		57,826
Net income		76,622
Basic net controlling interest income per share Series “B”	Ps.	3.27
Basic net controlling interest income per share Series “D”		4.09
4.3. Disposals (Discontinued Operations)
4.3.1 Heineken
On February 16, 2023, the Company sold a portion of its investment in Heineken Group for a total amount of EUR 3.2 billion all in cash consideration. After this transaction FEMSA's economic interest decreased from 14.76% to 8.13%. As a result, FEMSA's appointed directors resigned from Heineken's Boards and the Company lost its significant influence over this investment, discontinuing the use of the equity method of accounting for the Heineken Investment.
On May 31, 2023, the Company sold the majority of its economic interest in Heineken Group common shares through an accelerated book building of shares for a total amount of EUR 3.3 billion with the exception of the retained shares recognized at fair value a financial asset underlying the Company's unsecured exchangeable bonds, which represent less than 1% of an economic interest for the amount of EUR 500 million redeemable for shares of Heineken Holding N.V. see Note 14.
Because of its importance as a substantial business for the Company, which includes its geographical footprint, the investment in Heineken was classified as a discontinued operation for all the years presented in these consolidated financial statements; the results related with the equity method were presented in the profit after tax from discontinued operations in the consolidated statements of income. The consolidated statements of income comparative figures have therefore been restated accordingly.
All other notes to the consolidated financial statements include amounts for continued operations, unless indicated otherwise.
A summary of the results of the discontinued operation from January 1 to December 31, 2023, corresponding to Heineken's equity method, is shown below:

	December 31, 2023
Proceeds from the sale of shares	Ps.	133,222
Cost of sale of shares		106,273
		26,949
Expenses related to the sale		(430)
Recycling:
Foreign exchange loss of the equity method		(9,235)
Gain on the remeasurement of the value of derivative instruments		738
Employee benefits		(1,247)
Cancellation effects of hedge of foreign net investment (Note 19)		5,763
		(3,981)
Equity method:
Results for the period, net of tax		619
Foreign exchange of the period		(2,141)
		(1,523)
Change in investment recognition:
Gain on revaluation at fair value of the shares		26,820
Taxes
Cancellation of deferred tax asset related to the investment		(4,134)
Tax paid on the sale of shares		(10,697)
Gain on sale of shares reclassified to discontinued operations	Ps.	33,003
After the sale of the economic interest in Heineken, the remaining shares linked to the exchangeable bond was classified as a financial asset within the consolidated statement of financial position and amounted to Ps. 6,440 as of December 31, 2024. See Note 14.2.
On May 19, 2025, the Company sold the remaining shares that had been retained underlying the Company's unsecured exchangeable bonds.
The investment in Heineken represented a business segment until 2023. With this investment being classified as discontinued operations, the investment in Heineken segment is no longer presented in the segment note as it no longer meets the definition of a reportable segment and therefore prior periods have been restated as such for purposes of comparability (see Note 27).
4.3.2 Plan for Disposal of Strategic Businesses
The following companies were part of the Strategic businesses operation segment, presented within the Logistics and Distribution operating segment:
•AlPunto, which is a group of companies focused on the production and distribution of coolers, commercial refrigeration equipment, plastic boxes, food processing, preservation and weighing equipment.
•Solistica, dedicated to providing 3PL comprehensive logistics solutions to FEMSA companies and to external customers.
•Envoy, a business related with the specialized distribution of cleaning products and consumables in the United States.
On February 15, 2023, the Company publicly announced FEMSA Forward Strategy which consists on maximize long term value creation by focusing on its core business verticals and exploring alternatives for strategic businesses. Therefore, the Company started the process for the divestment of these businesses during 2023.
As of December 31, 2024, Solistica businesses and plastic solutions operations from Alpunto were presented as held for sale and discontinued operations. The major classes of assets and liabilities classified as held for sale as at December 31, 2024 is, as follows:

		2024
Cash	Ps.	977
Trade receivables		4,758
Inventories		324
Other current assets		625
Total Current Assets		6,684

Property, plant and equipment		2,577
Right-of-use assets		2,710
Intangible assets		1,507
Other assets		917
Total Assets		14,395

Lease liabilities		703
Operating liabilities		3,099
Total Current Liabilities		3,802

Non-current portion lease liabilities		2,329
Employee Benefits		189
Other liabilities		632
Total Liabilities	Ps.	6,952
On October 31, 2023, the Company finalized the merger of Envoy Solutions, LLC into IFS TopCo LLC (“Brady”), with Envoy continuing its operations as a wholly-owned subsidiary of Brady IFS. As a result of the transaction, the Company lost control over Envoy and recognized a gain of disposal of Ps. 163 million in the consolidated income statement for 2023. Following the merger, the Company received approximately US$1.5 billion in cash and acquired a 37% ownership stake in the newly formed entity measured at fair value. The remaining ownership, approximately 63%, was acquired by existing Brady Plus equity holders, represented by Sponsor Co, LLC, and the existing non-controlling interest of Envoy Solutions. Subsequently, the Company recognizes its investment in Brady IFS under the equity method given that it exercises significant influence over the entity.
On November 1, 2024, the Company finalized the sale of its refrigeration and food service equipment operations, Imbera and Torrey, to Mill Point Capital LLC for a total amount of Ps. 8,172 million. This amount is composed of Ps. 7,637 million in cash and Ps. 534 million in a credit note. As a result of the transaction, the Company lost control over the businesses described and recognized a gain of disposal of Ps. 4,165 million, reclassified to discontinued operations.

	December 31, 2024
Proceeds from the sale of shares	Ps.	8,172
Cost of sale of shares		5,063
		3,109
Expenses related to the sale		(65)
Recycling:
Foreign exchange loss		(1,755)
Employee benefits		(21)
		(1,776)
Income of period:
Net Income		3,238
Taxes:
Cancellation of deferred tax		195
Current tax expense		(536)
		(341)

Gain on sale of shares reclassified to discontinued operations	Ps.	4,165
On January 3, 2025, the Company finalized the sale of its plastic solutions operations (PTM) to AMMI, a subsidiary of Milenio Capital, for a total amount of Ps. 2,747 million in cash and Ps. 286 million in a credit note.
On July 1, 2025, the Company finalized the sale of its logistics transportation management operations in Mexico and its contract logistics operations in Mexico, Brazil, and Colombia, which operated under the name Solistica to Grupo Traxión, S.A.B. de C.V., for a total amount of Ps. 4,042 million, net of cash and debt.
As a result of these transactions, the Company lost control over the businesses described and recognized a gain of disposal of Ps. 1,574 million, presented as discontinued operations.

	December 31, 2025
Proceeds from the sale of businesses	Ps.	7,075
Cost of sale of businesses		5,622
Write off of intangible asset		466
		987
Recycling:
Employee benefits		(52)
Loss on the remeasurement of the value of derivative instruments		(1)
Cumulative Translation Adjustment		260
		207
Income of period:
Net Income		380

Gain on sale of shares of discontinued operations	Ps.	1,574
Additionally, the Company's less-than-truckload operations in Brazil were held for sale until December 31, 2024, after that date it was reclassified as continuing operations, previously amounts presented as discontinued operations in prior years were not retrospectively adjusted as the Company believes the amounts are not material.
Strategic Businesses were presented within the Logistics and Distributions segment until 2023. With these businesses being classified as discontinued operations, the Logistics and Distributions segment is no longer presented in the segment note as it no longer meets the definition of a reportable segment and therefore prior periods have been restated as such for purposes of comparability (see Note 27).
The results of the discontinued operations related to these dispositions, which are all part of the same disposal decision related to the FEMSA Forward strategy, for the years ended are shown below:

		2025		2024		2023
Net sales	Ps.	—	Ps.	20,200	Ps.	80,634
Cost of goods sold		—		17,572		62,275
Gross profit		—		2,628		18,359
Operating profit		—		1,258		3,997
Loss before income taxes of discontinued operations		—		(2,756)		(1,334)
Income taxes		—		(1,294)		511
Gain on sale of discontinued operations		1,574		4,165		59
Net income (loss) of the period of discontinued operations (1)	Ps.	1,574	Ps.	115	Ps.	(765)

Heineken		—		—		33,003
Total discontinued operations	Ps.	1,574	Ps.	115	Ps.	32,238

(1) Includes impairment loss related to Logistics and Distribution for an amount of Ps. 4,879 and Ps. 3,955 in 2024 and 2023, respectively.